Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Financial assets
Securities	$ 150,493	$ 149,046
Cash collateral on securities borrowed	11,557	8,547
Securities purchased under resale agreements	64,396	65,595
Loans
Residential mortgages	226,594	221,165
Credit card	10,709	11,389
Business and government	134,863	135,546
Derivative instruments	34,165	32,730
Customers' liability under acceptances	10,322	9,606
Deposits
Bank	18,666	17,011
Secured borrowings	38,726	40,151
Derivative instruments	32,158	30,508
Obligations related to securities sold short	19,476	15,963
Obligations related to securities sold under repurchase agreements	76,522	71,653
Subordinated indebtedness	4,693	5,712
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	62,577	61,570
Securities	31,993	31,800
Cash collateral on securities borrowed	11,557	8,547
Securities purchased under resale agreements	56,686	58,090
Loans
Residential mortgages	226,216	220,739
Personal	41,164	41,390
Credit card	10,050	10,722
Business and government	109,498	110,220
Customers' liability under acceptances	10,322	9,606
Other assets	17,276	15,940
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	716	948
Securities	66,462	62,576
Securities purchased under resale agreements	7,710	7,505
Loans
Residential mortgages	42	63
Business and government	23,277	23,291
Derivative instruments	34,165	32,730
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	95	117
Loans
Business and government	406	357
Financial assets at fair value through OCI [member]
Financial assets
Securities	51,943	54,553
Carrying value [member]
Financial assets
Cash and deposits with banks	63,293	62,518
Securities	150,493	149,046
Cash collateral on securities borrowed	11,557	8,547
Securities purchased under resale agreements	64,396	65,595
Loans
Residential mortgages	226,258	220,802
Personal	41,164	41,390
Credit card	10,050	10,722
Business and government	133,181	133,868
Derivative instruments	34,165	32,730
Customers' liability under acceptances	10,322	9,606
Other assets	17,276	15,940
Financial liabilities at amortised cost [member]
Deposits
Personal	202,701	199,593
Business and government	298,982	301,546
Bank	18,666	17,011
Secured borrowings	37,986	39,560
Acceptances	10,380	9,649
Cash collateral on securities lent	1,745	1,824
Obligations related to securities sold under repurchase agreements	59,493	54,617
Other liabilities	15,541	15,282
Subordinated indebtedness	4,693	5,712
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	32,158	30,508
Obligations related to securities sold short	19,476	15,963
Other liabilities	130	133
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	3,389	2,559
Business and government	11,463	9,880
Secured borrowings	740	591
Obligations related to securities sold under repurchase agreements	17,029	17,036
Other liabilities	12	9
Carrying value [member]
Deposits
Personal	206,090	202,152
Business and government	310,445	311,426
Bank	18,666	17,011
Secured borrowings	38,726	40,151
Derivative instruments	32,158	30,508
Acceptances	10,380	9,649
Obligations related to securities sold short	19,476	15,963
Cash collateral on securities lent	1,745	1,824
Obligations related to securities sold under repurchase agreements	76,522	71,653
Other liabilities	15,683	15,424
Subordinated indebtedness	4,693	5,712
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	63,293	62,518
Securities	151,147	149,599
Cash collateral on securities borrowed	11,557	8,547
Securities purchased under resale agreements	64,396	65,595
Loans
Residential mortgages	227,963	222,920
Personal	41,215	41,452
Credit card	10,050	10,722
Business and government	133,370	134,097
Derivative instruments	34,165	32,730
Customers' liability under acceptances	10,322	9,606
Other assets	17,276	15,940
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	654	553
Loans
Residential mortgages	1,705	2,118
Personal	51	62
Business and government	189	229
Financial liabilities at fair value [member]
Deposits
Personal	206,293	202,345
Business and government	311,528	312,279
Bank	18,666	17,011
Secured borrowings	39,139	40,586
Derivative instruments	32,158	30,508
Acceptances	10,380	9,649
Obligations related to securities sold short	19,476	15,963
Cash collateral on securities lent	1,745	1,824
Obligations related to securities sold under repurchase agreements	76,522	71,653
Other liabilities	15,683	15,424
Subordinated indebtedness	5,013	5,993
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	203	193
Business and government	1,083	853
Secured borrowings	413	435
Subordinated indebtedness	$ 320	$ 281